1
Gabelli Pet Parents’™ Fund
Schedule of Investments — December 31, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 86.1%
Consumer Products  — 2.9%
1,300 Oil-Dri Corp. of America ............................ $ 42,549
1,250 Spectrum Brands Holdings Inc. ................ 127,150
169,699
Consumer Services  — 3.2%
55 Amazon.com Inc.† ................................... 183,389
Diagnostics  — 7.4%
350 Heska Corp.† ........................................... 63,871
550 IDEXX Laboratories Inc.† .......................... 362,153
426,024
Pet Food and Nutrition  — 6.5%
15,500 BARK Inc.† .............................................. 65,410
500 Colgate-Palmolive Co. .............................. 42,670
1,500 Freshpet Inc.† .......................................... 142,905
600 General Mills Inc. ..................................... 40,428
600 Nestlé SA ................................................. 83,916
375,329
Pet Healthcare  — 21.9%
19,000 Covetrus Inc.† .......................................... 379,430
2,250 CVS Group plc ......................................... 68,219
13,000 Elanco Animal Health Inc.† ....................... 368,940
1,250 Patterson Cos. Inc. ................................... 36,688
15,000 Petco Health & Wellness Co. Inc.† ............ 296,850
250 Virbac SA ................................................. 120,823
1,270,950
Pet Products  — 11.6%
1,600 Central Garden & Pet Co.† ........................ 84,208
8,250 Chewy Inc., Cl. A† .................................... 486,502
500 Church & Dwight Co. Inc. ......................... 51,250
300 The Clorox Co. ......................................... 52,308
674,268
Pet Services  — 17.0%
20,250 PetIQ Inc.† ............................................... 459,878
30,000 Pets at Home Group plc ............................ 188,820
300 Tractor Supply Co. .................................... 71,580
2,000 Trupanion Inc.† ........................................ 264,060
984,338
Pharmaceuticals  — 13.4%
22,500 Animalcare Group plc ............................... 105,069
1,500 Dechra Pharmaceuticals plc ...................... 108,115
5,000 Eco Animal Health Group plc ..................... 10,828
8,000 Phibro Animal Health Corp., Cl. A .............. 163,360
1,600 Zoetis Inc. ................................................ 390,448
777,820
Retail  — 2.2%
1,250 CVS Health Corp. ...................................... 128,950
TOTAL COMMON STOCKS .................. 4,990,767
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 13.9%
$ 805,000 U.S. Treasury Bills,
0.040% to 0.070%††,
02/03/22 to 05/26/22 ............................ $ 804,848
TOTAL INVESTMENTS — 100.0%
(Cost $4,846,992) ................................. $ 5,795,615
† Non-income producing security.
†† Represents annualized yields at dates of purchase.